Basis of presentation - IFRS 16 - transition disclosures (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Reconciliation of opening balance for lease liabilities [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		5.70%
Minimum lease payments receivable under non-cancellable operating lease			€ 1,642
Lease commitments for short-term leases for which recognition exemption has been used	€ (28)	€ (102)
Lease commitments for leases of low-value assets for which recognition exemption has been used		(27)
Gross lease liabilities	€ 2,146	1,513
Effect of discounting on gross lease liabilities		(444)
Present value of lease liabilities, excluding finance leases under IAS 17		1,069
Minimum finance lease payments payable, at present value		261
Lease liabilities		€ 1,330
Non-cancellable lease contracts [Member]
Reconciliation of opening balance for lease liabilities [Line Items]
Minimum lease payments receivable under non-cancellable operating lease			1,027
Reasonably certain to exercised [Member]
Reconciliation of opening balance for lease liabilities [Line Items]
Minimum lease payments receivable under non-cancellable operating lease			€ 615